Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Leases [Abstract]
Leases

Note 19 — Leases

The Company has elected, as an accounting policy, to not apply ASC 842 for short-term leases. Below are the short-term leases:

The Company rented a mailbox for $450 per month from November 1, 2022 to October 31, 2024. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the three months ended September 30, 2023 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024. The Company terminated this lease on August 5, 2023.

On August 1, 2023, the Company entered a twelve-month lease agreement to rent a general office and storage space for its purchased inventory for a monthly rental fee of $100. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the three months ended September 30, 2024 and 2023 and no operating right-of-use assets and lease liabilities were capitalized as of September 30, 2024 and June 30, 2024.

On August 14, 2023, the Company entered a six-month lease agreement to rent an office for operating purposes with a monthly rental fee of $550. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the three months ended September 30, 2023 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024.

On September 18, 2023, the Company entered a month-to-month rental agreement to rent as dorm for the employee with a monthly rent of $3,000. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the year ended June 30, 2024 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024.

In September 2023, the Company signed a three-year lease agreement to rent a general office and storage space for business operation with a monthly rent of $3,096, plus varied monthly CAM. The commencement date of this lease is October 1, 2023 and has no renewal option. On July 17, 2024, the Company extended the lease for another 35 months to be commenced on October 1, 2026 and ended August 31, 2029. The Company considered this lease as an operating lease and recognized right-of-use asset and lease liability. The Company recognized lease expense on a straight-line basis over the lease term for operating lease.

In June 2024, the Company signed a six years and 11.5 months lease agreement to rent a general office for business operation with a monthly rent of $3,500, plus varied monthly CAM. The commencement date of this lease is June 15, 2024 and the expiration date is May 31, 2031. The Company considered this lease as an operating lease and recognized right-of-use asset and lease liability. The Company recognized lease expense on a straight-line basis over the lease term for operating lease.

On July 17, 2024, the Company signed a five-year and one-half month lease agreement to rent a general office and storage space for business operation with a monthly rent of $10,534, plus varied monthly CAM. The commencement date of this lease is August 15, 2024 and has no renewal option. The Company considered this lease as an operating lease and recognized right-of-use asset and lease liability. The Company recognized lease expense on a straight-line basis over the lease term for operating lease.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using incremental borrowing rate as the effective interest rate, with a weighted average rate of 4.06% in July 2024 and 4.34% in June 2024.

As of September 30, 2024 and June 30, 2024, the weighted-average remaining operating lease term of its existing leases is approximately 5.25 year and 5.68 year.

The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2024:

Operating lease payments
For the nine months ending June 30, 2025	$165,248
For the twelve months ending June 30, 2026	251,566
For the twelve months ending June 30, 2027	260,287
For the twelve months ending June 30, 2028	270,941
For the twelve months ending June 30, 2029	321,967
Thereafter	103,986
Total lease payments	1,373,995
Less: discount	(142,829)
Present value of operating lease liabilities	1,231,166
Operating lease liabilities, current portion	(180,451)
Operating lease liabilities, non-current portion	$1,050,715

Operating lease expenses consist of the following:

Operating lease cost	Classification	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2024
		(Unaudited)	(Unaudited)
Lease expenses	General, and administrative	$51,384	$—
Lease expenses – short term	General, and administrative	4,350	3,955
Total operating lease cost		$55,734	$3,955

Note 17 — Lease

The Company has elected, as an accounting policy, to not apply ASC 842 for short-term leases. Below are the short-term leases:

The Company rented a mailbox for $450 per month from November 1, 2022 to October 31, 2024. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the years ended June 30, 2024 and 2023 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024 and 2023. The Company terminated this lease on August 5, 2023.

On August 1, 2023, the Company entered a twelve-month lease agreement to rent a general office and storage space for its purchased inventory for a monthly rental fee of $100. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the year ended June 30, 2024 and no operating right-of-use assets and lease liabilities were capitalized as of June 30, 2024.

On August 14, 2023, the Company entered a six-month lease agreement to rent an office for operating purposes with a monthly rental fee of $550. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the year ended June 30, 2024 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024.

On September 18, 2023, the Company entered a month-to-month rental agreement to rent as dorm for the employee with a monthly rent of $3,000. The Company determined that the accounting impact of this lease is immaterial to the Company’s consolidated financial statements for the year ended June 30, 2024 and no operating right-of-use assets and lease liabilities were capitalized as June 30, 2024.

In September 2023, the Company signed a three-year lease agreement to rent a general office and storage space for business operation with a monthly rent of $3,096, plus varied monthly CAM. The commencement date of this lease is October 1, 2023 and has no renewal option. The Company considered this lease as an operating lease and recognized right-of-use asset and lease liability. The Company recognized lease expense on a straight-line basis over the lease term for operating lease. On July 17, 2024, the Company extended the lease for another 35 months to be commenced on October 1, 2026 and ended August 31, 2029.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using incremental borrowing rate as the effective interest rate, with a weighted average rate of 4.34%.

As of June 30, 2024, the weighted-average remaining operating lease term of its existing leases is approximately 5.68 year.

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2024:

Operating lease payments
For the year ending June 30, 2024	$88,417
For the year ending June 30, 2025	95,854
For the year ending June 30, 2026	65,601
For the year ending June 30, 2027	50,944
For the year ending June 30, 2028	52,463
Thereafter	104,929
Total lease payments	458,209
Less: discount	(53,243)
Present value of operating lease liabilities	404,966
Operating lease liabilities, current portion	(72,531)
Operating lease liabilities, non-current portion	$332,435

Operating lease expenses consist of the following:

Operating lease cost	Classification	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Lease expenses	Selling, general, and administrative	$37,713	$—
Lease expenses – short term	Selling, general, and administrative	26,000	19,100
Total operating lease cost		$63,713	$19,100